Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.12654%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,366,738.01

Principal:
Principal Collections	$22,157,102.49
Prepayments in Full	$11,113,029.36
Liquidation Proceeds	$318,803.90
Recoveries	$67,931.65
Sub Total	$33,656,867.40
Collections	$37,023,605.41

Purchase Amounts:
Purchase Amounts Related to Principal	$122,392.93
Purchase Amounts Related to Interest	$463.58
Sub Total	$122,856.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,146,461.92

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,146,461.92
Servicing Fee	$640,897.08	$640,897.08	$0.00	$0.00	$36,505,564.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,505,564.84
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$36,505,564.84
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$36,505,564.84
Interest - Class A-3 Notes	$1,918,128.63	$1,918,128.63	$0.00	$0.00	$34,587,436.21
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$34,222,636.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,222,636.21
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$34,022,666.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,022,666.96
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$33,877,524.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,877,524.38
Regular Principal Payment	$30,656,570.21	$30,656,570.21	$0.00	$0.00	$3,220,954.17
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,220,954.17
Residual Released to Depositor	$0.00	$3,220,954.17	$0.00	$0.00	$0.00
Total		$37,146,461.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,656,570.21
Total					$30,656,570.21

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,656,570.21	$60.11	$1,918,128.63	$3.76	$32,574,698.84	$63.87
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$30,656,570.21	$19.42	$2,628,040.46	$1.66	$33,284,610.67	$21.08

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$495,000,937.75	0.9705901	$464,344,367.54	0.9104792
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$669,940,937.75	0.4242979	$639,284,367.54	0.4048820

Pool Information
Weighted Average APR	5.094%	5.123%
Weighted Average Remaining Term	40.71	39.98
Number of Receivables Outstanding	30,345	29,595
Pool Balance	$769,076,491.32	$734,833,753.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$709,108,671.49	$677,938,460.21
Pool Factor	0.4439967	0.4242279

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$56,895,293.01
Targeted Overcollateralization Amount	$95,549,385.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,549,385.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$531,409.42
(Recoveries)		54	$67,931.65
Net Loss for Current Collection Period			$463,477.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7232%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7612%
Second Prior Collection Period			0.7377%
Prior Collection Period			0.8712%
Current Collection Period			0.7396%
Four Month Average (Current and Prior Three Collection Periods)			0.7774%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,724	$10,295,141.82
(Cumulative Recoveries)			$1,299,275.82
Cumulative Net Loss for All Collection Periods			$8,995,866.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5193%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,971.66
Average Net Loss for Receivables that have experienced a Realized Loss			$5,218.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.31%	291	$9,635,349.14
61-90 Days Delinquent	0.23%	47	$1,678,779.72
91-120 Days Delinquent	0.05%	11	$364,414.46
Over 120 Days Delinquent	0.07%	13	$533,493.46
Total Delinquent Receivables	1.66%	362	$12,212,036.78

Repossession Inventory:
Repossessed in the Current Collection Period		22	$830,294.49
Total Repossessed Inventory		38	$1,452,356.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2121%
Prior Collection Period			0.2537%
Current Collection Period			0.2399%
Three Month Average			0.2352%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3506%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	100	$3,557,068.92
2 Months Extended	187	$6,941,361.39
3+ Months Extended	41	$1,646,771.18

Total Receivables Extended	328	$12,145,201.49
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer